PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited)

Voya Global Diversified Payment Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 7.0%
107,288  Schwab U.S. TIPS
ETF
$ 5,603,652
1.9
136,048  Vanguard Global ex-
U.S. Real Estate ETF
5,779,318
2.0
103,401  Vanguard Real Estate
ETF
8,815,969
3.1
Total Exchange-Traded
Funds
(Cost $22,694,781)
20,198,939
7.0
MUTUAL FUNDS : 92.0%
Affiliated Investment Companies : 81.8%
1,060,553  Voya Floating Rate
Fund - Class I
8,855,616
3.1
1,964,225  Voya Global Bond
Fund - Class R6
14,338,845
4.9
4,315,867  Voya High Yield Bond
Fund - Class R6
29,175,260
10.1
4,634,947  Voya Intermediate
Bond Fund - Class R6
39,953,244
13.8
1,014,363  Voya Large Cap Value
Fund - Class R6
13,318,583
4.6
441,158  Voya Large-Cap
Growth Fund - Class
R6
19,309,474
6.7
312,535
(1)
Voya MidCap
Opportunities Fund
- Class R6
7,428,960
2.6
1,219,454  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
11,914,064
4.1
2,643,529  Voya Multi-Manager
International Equity
Fund - Class I
26,593,899
9.2
3,180,160  Voya Multi-Manager
International Factors
Fund - Class I
29,193,867
10.1
788,964  Voya Multi-Manager
Mid Cap Value Fund
- Class I
7,376,810
2.5
626,880  Voya Short Term Bond
Fund - Class R6
5,786,101
2.0
619,971  Voya Small Company
Fund - Class R6
9,107,374
3.1
1,429,061  Voya U.S. High
Dividend Low Volatility
Fund - Class R6
14,633,582
5.0
Unaffiliated Investment Companies : 10.2%
583,490  TIAA-CREF S&P
500 Index Fund
- Institutional Class
29,466,260
10.2
Total Mutual Funds
(Cost $296,244,409)
266,451,939
92.0
Shares Value
Percentage
of Net
Assets
PURCHASED OPTIONS
(2)
: 0.0%
Total Purchased
Options
(Cost $14,321)
$ 14,321
0.0
Total Long-Term
Investments
(Cost $318,953,511)
286,665,199
99.0
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.2%
Mutual Funds : 0.2%
505,661
(3)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.150%
505,661
0.2
Total Short-Term
Investments
(Cost $505,661)
505,661
0.2
Total Investments in
Securities
(Cost $319,459,172) $ 287,170,860 99.2
Assets in Excess of
Other Liabilities 2,295,235 0.8
Net Assets $ 289,466,095 100.0
(1)
Non-income producing security.
(2)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(3)
Rate shown is the 7-day yield as of July 31, 2023.

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Diversified Payment Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 20,198,940 $ — $ — $ 20,198,940
Mutual Funds 266,451,942 — — 266,451,942
Purchased Options — 14,321 — 14,321
Short-Term Investments 505,661 — — 505,661
Total Investments, at fair value $ 287,156,543 $ 14,321 $ — $ 287,170,864
Other Financial Instruments+
Forward Foreign Currency Contracts — 340,852 — 340,852
Futures 1,386,096 — — 1,386,096
OTC Swaps — 118,020 — 118,020
Total Assets $ 288,542,639 $ 473,193 $ — $ 289,015,832
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (696,178) $ — $ (696,178)
Futures (844,825) — — (844,825)
Written Options — (179,770) — (179,770)
Total Liabilities $ (844,825) $ (875,948) $ — $ (1,720,773)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended July 31, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 10/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
7/31/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Floating Rate Fund - Class I $ 8,764,667 $ 810,007 $ (876,031) $ 156,973 $ 8,855,616 $ 573,751 $ (33,836) $ —
Voya Global Bond Fund - Class R6 20,348,478 544,790 (9,576,963) 3,022,540 14,338,845 544,844 (1,937,158) —
Voya High Yield Bond Fund - Class R6 6,019,915 23,569,292 (757,509) 343,562 29,175,260 782,558 (49,692) 82,356
Voya Intermediate Bond Fund - Class R6 37,264,234 14,034,841 (12,617,811) 1,271,980 39,953,244 1,128,111 6,764 —
Voya Large Cap Value Fund - Class R6 13,613,159 892,373 (1,723,882) 536,933 13,318,583 151,899 (21,188) 740,474
Voya Large-Cap Growth Fund - Class R6 — 19,461,430 (3,103,301) 2,951,345 19,309,474 — 194,703 —
Voya MidCap Opportunities Fund - Class R6 6,180,778 1,178,210 (1,055,396) 1,125,368 7,428,960 — (17,063) —
Voya Multi-Manager Emerging Markets
Equity Fund - Class I 5,584,533 6,035,067 (1,528,676) 1,823,140 11,914,064 242,067 (72,573) —
Voya Multi-Manager International Equity
Fund - Class I 20,441,365 6,736,001 (6,794,446) 6,210,979 26,593,899 243,437 (1,294,184) —
Voya Multi-Manager International Factors
Fund - Class I 35,233,091 1,236,304 (16,404,312) 9,128,784 29,193,867 1,236,304 (2,406,939) —
Voya Multi-Manager Mid Cap Value Fund -
Class I 6,094,641 1,915,004 (813,190) 180,355 7,376,810 91,426 (28,310) 378,095
Voya Short Term Bond Fund - Class R6 5,834,931 4,852,251 (4,958,572) 57,491 5,786,101 163,376 3,384 —
Voya Small Company Fund - Class R6 9,284,661 139,636 (1,554,063) 1,237,140 9,107,374 40,779 (5,121) —
Voya U.S. High Dividend Low Volatility Fund
- Class R6 15,139,344 2,107,662 (1,533,143) (1,080,281) 14,633,582 — (1,309) 1,443,804
$ 189,803,797 $ 83,512,868 $ (63,297,295) $ 26,966,309 $ 236,985,679 $ 5,198,552 $ (5,662,522) $ 2,644,729
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Diversified Payment Fund
At July 31, 2023, the following forward foreign currency contracts were outstanding for Voya Global Diversified Payment
Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
SGD 5,770,000 USD 4,269,370 BNP Paribas 08/03/23 $ 70,022
GBP 14,850,000 USD 18,874,127 Brown Brothers Harriman & Co. 08/03/23 183,742
USD 11,384,604 AUD 17,070,000 Citibank N.A. 08/03/23 (81,761)
CAD 7,840,000 USD 5,908,825 Morgan Stanley Capital Services LLC 08/03/23 36,735
USD 9,028,226 NOK 96,160,000 Morgan Stanley Capital Services LLC 08/03/23 (460,013)
EUR 4,170,000 USD 4,534,832 Standard Chartered Bank 08/03/23 50,353
USD 12,253,776 JPY 1,764,940,000 Standard Chartered Bank 08/03/23 (154,404)
$ (355,326)
At July 31, 2023, the following futures contracts were outstanding for Voya Global Diversified Payment Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
S&P 500
®
E-Mini 106 09/15/23 $ 24,456,850 $ 1,386,096
$ 24,456,850 $ 1,386,096
Short Contracts:
EURO STOXX 50 Index (298) 09/15/23 (14,731,259) (414,812)
MSCI Emerging Markets Index (186) 09/15/23 (9,804,990) (430,013)
$ (24,536,249) $ (844,825)
At July 31, 2023, the following OTC total return swaps were outstanding for Voya Global Diversified Payment Fund:
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
JPMorgan
JPUSVCO1
Index
(2)
Quarterly (0.06)% Quarterly
JPMorgan
Chase Bank
N.A. 08/31/23 USD 8,393,817 $ 17,301 $ — $ 17,301
Receive
JPMorgan
JPUSVCO2
Index
(3)
Quarterly (0.06)% Quarterly
JPMorgan
Chase Bank
N.A. 08/31/23 USD 14,412,388 78,154 — 78,154
Receive
Morgan Stanley
SPX 1-month
Volatility Premium
Intraday Hedge
Index
(4)
Quarterly 0.00% Quarterly
Morgan Stanley
Capital Services
LLC 08/31/23 USD 8,392,431 15,672 — 15,672
Receive
Morgan Stanley
SPX 2-month
Volatility Premium
Intraday Hedge
Index
(5)
Quarterly 0.00% Quarterly
Morgan Stanley
Capital Services
LLC 08/31/23 USD 6,196,915 6,893 — 6,893
$ 118,020 $ — $ 118,020
(1)
The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Diversified Payment Fund
Reference Entity
Notional
Amount*
% of Index
Long Futures Contracts
S&P 500
®
E-Mini, expires 09/15/23
$ 1,945,249
23 .17%
Written Call Options
S&P 500
®
Index, Strike Price $4,645, expires 08/18/23
(32,978)
(0 .39)%
Cash
6,481,546
77 .22%
Total Notional Amount
$ 8,393,817
100%
Reference Entity
Notional
Amount*
% of Index
Long Futures Contracts
S&P 500
®
E-Mini, expires 09/15/23
$ 3,521,143
24 .43%
Written Call Options
S&P 500
®
Index, Strike Price $4,655, expires 08/25/23
(72,260)
(0 .50)%
Cash
10,963,505
76 .07%
Total Notional Amount
$ 14,412,388
100%
Reference Entity
Notional
Amount*
% of Index
Long Futures Contracts
S&P 500
®
E-Mini, expires 09/15/23
$ 3,209,256
38 .24%
Written Call Options
S&P 500
®
Index, Strike Price $4,625, expires 08/18/23
(59,063)
(0 .70)%
Cash
5,242,238
62 .46%
Total Notional Amount
$ 8,392,431
100%
(2)
The following table represents the individual positions within the total return swap as of July 31, 2023:
(3)
The following table represents the individual positions within the total return swap as of July 31, 2023:
(4)
The following table represents the individual positions within the total return swap as of July 31, 2023:

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Diversified Payment Fund
Reference Entity
Notional
Amount*
% of Index
Long Futures Contracts
S&P 500
®
E-Mini, expires 09/15/23
$ 3,395,255
54 .79%
Written Call Options
S&P 500
®
Index, Strike Price $4,455, expires 08/18/23
(7,372)
(0 .11)%
S&P 500
®
Index, Strike Price $4,475, expires 08/18/23
(6,483)
(0 .10)%
S&P 500
®
Index, Strike Price $4,500, expires 08/18/23
(16,212)
(0 .26)%
S&P 500
®
Index, Strike Price $4,510, expires 08/18/23
(9,951)
(0 .16)%
S&P 500
®
Index, Strike Price $4,515, expires 08/18/23
(4,819)
(0 .08)%
S&P 500
®
Index, Strike Price $4,520, expires 08/18/23
(4,609)
(0 .07)%
S&P 500
®
Index, Strike Price $4,525, expires 08/18/23
(4,417)
(0 .07)%
S&P 500
®
Index, Strike Price $4,530, expires 08/18/23
(4,209)
(0 .07)%
S&P 500
®
Index, Strike Price $4,545, expires 08/18/23
(3,623)
(0 .06)%
S&P 500
®
Index, Strike Price $4,560, expires 08/18/23
(3,109)
(0 .05)%
S&P 500
®
Index, Strike Price $4,565, expires 08/18/23
(6,015)
(0 .10)%
S&P 500
®
Index, Strike Price $4,570, expires 08/18/23
(2,841)
(0 .05)%
S&P 500
®
Index, Strike Price $4,600, expires 08/18/23
(1,987)
(0 .03)%
S&P 500
®
Index, Strike Price $4,605, expires 08/18/23
(1,900)
(0 .03)%
S&P 500
®
Index, Strike Price $4,615, expires 08/18/23
(1,670)
(0 .03)%
S&P 500
®
Index, Strike Price $4,620, expires 08/18/23
(1,487)
(0 .02)%
S&P 500
®
Index, Strike Price $4,625, expires 08/18/23
(1,453)
(0 .02)%
S&P 500
®
Index, Strike Price $4,650, expires 08/18/23
(992)
(0 .02)%
S&P 500
®
Index, Strike Price $4,660, expires 08/18/23
(797)
(0 .01)%
S&P 500
®
Index, Strike Price $4,660, expires 09/15/23
(2,269)
(0 .04)%
S&P 500
®
Index, Strike Price $4,685, expires 09/15/23
(1,804)
(0 .03)%
S&P 500
®
Index, Strike Price $4,690, expires 09/15/23
(1,755)
(0 .03)%
S&P 500
®
Index, Strike Price $4,695, expires 09/15/23
(1,667)
(0 .03)%
S&P 500
®
Index, Strike Price $4,700, expires 09/15/23
(1,584)
(0 .03)%
(93,025)
(1 .50)%
Cash
2,894,685
46 .71%
Total Notional Amount
$ 6,196,915
100%
(5)
The following table represents the individual positions within the total return swap as of July 31, 2023:
*
Notional amount represents the fair value of each underlying component (including the financing rate, if any) allocated to each underlying component on a pro-rata basis.
At July 31, 2023, the following OTC purchased equity options were outstanding for Voya Global Diversified Payment Fund:
Description Counterparty Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount Cost Fair Value
S&P 500
®
Index
UBS AG Call 08/31/23 USD 4,715.160 871 USD 3,996,984 $ 14,321 $ 14,321
$ 14,321 $ 14,321
At July 31, 2023, the following OTC written equity options were outstanding for Voya Global Diversified Payment Fund:
Description Counterparty Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
S&P 500
®
Index JPMorgan Chase
Bank N.A. Call 08/31/23 USD 4,634.850 1,765 USD 8,099,515 $ 78,570 $ (78,570)
S&P 500
®
Index JPMorgan Chase
Bank N.A. Call 08/31/23 USD 4,680.740 1,765 USD 8,099,514 46,170 (46,170)
S&P 500
®
Index
UBS AG Call 08/31/23 USD 4,600.430 871 USD 3,996,984 55,030 (55,030)
$ 179,770 $ (179,770)

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Diversified Payment Fund
Currency Abbreviations:
AUD
—
Australian Dollar
CAD
—
Canadian Dollar
EUR
—
EU Euro
Currency Abbreviations:
GBP
—
British Pound
JPY
—
Japanese Yen
NOK
—
Norwegian Krone
SGD
—
Singapore Dollar
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 3,888,381
Gross Unrealized Depreciation (36,176,688)
Net Unrealized Depreciation $ (32,288,307)